Note 6 - Asset Acquisition - Schedule of Purchase Consideration and Allocation (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash			$ 0	$ 4
CPP Asset Acquisition [Member]
Common stock issued to CPP shareholders (in shares)		113
In process research and development *	[1]	$ 17,737
Common stock issued to CPP shareholders		9,605
Cash		$ 4
Common stock underlying options continued (in shares)		42
Other current assets		$ 230
Accounts payable and accrued expenses		$ (811)
Common stock underlying warrants replaced (in shares)		4
Accrued interest and notes payable		$ (6,897)
Asset Acquisition, Assets Acquired		10,263
Transaction costs incurred		658
Total Consideration		10,263
CPP Asset Acquisition [Member] | Common Stock Issued as Consideration [Member]
Common stock issued to CPP shareholders		7,839
CPP Asset Acquisition [Member] | Options Issued as Consideration [Member]
Common stock issued to CPP shareholders		1,637
CPP Asset Acquisition [Member] | Warrants Issued as Consideration [Member]
Common stock issued to CPP shareholders		$ 129

[1]	In accordance with FASB ASC Topic 730, Research and Development this asset was immediately expensed upon the closing of the merger.